Income Taxes - Income Tax Expense (Recovery) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current:
Current year	$ 1,782	$ 4,333
Adjustments to current income tax of prior years	(48)	(104)
Deferred:
Origination and reversal of temporary differences	542	(1,063)
Adjustments in respect of deferred income tax of prior years	96	54
Changes in tax rates and legislation	(60)	(27)
Movement in unrecognized deferred income tax assets	(18)	46
Total Income Tax Expense (Recovery)	$ 2,294	$ 3,239